Income and Expenses - Summary of Changes in Contract Liabilities and Unearned Revenues Accounts (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Contract liabilities [abstract]
Balances at beginning of the years	₱ 13,621	₱ 9,571	₱ 8,483
Deferred during the year	123,218	138,346	127,160
Recognized as revenue during the year	(119,725)	(134,296)	(126,072)
Balances at end of the years	₱ 17,114	₱ 13,621	₱ 9,571